Employee Benefit Plans (Unfunded) (Details) - Schedule of Assumptions used for Grauity	Dec. 31, 2023		Mar. 31, 2023		Dec. 31, 2022		Mar. 31, 2022
Staff [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Assumptions used for Grauity [Line Items]
Discount rate	7.28%		7.37%		7.48%		7.17%
Attrition rate	37.96%		36.00%		35.00%		31.00%
Rate of increase in compensation levels	12.63%		12.67%		13.00%		13.00%
Independent service provider [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Assumptions used for Grauity [Line Items]
Discount rate	7.21%	[1]	7.25%	[2]	7.15%	[1]	5.23%	[2]
Attrition rate	83.44%	[1]	92.00%	[2]	92.00%	[1]	89.00%	[2]
Rate of increase in compensation levels	11.43%	[1]	14.50%	[2]	14.50%	[1]	16.57%	[2]

[1]	Independent service providers are contract employees responsible for maintaining the fleet of the Company.
[2]	Independent service provider are contract employees responsible for maintaining the fleet of the Company.